Mineral Property Plant and Equipment (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non refundable amount		$ 12,000,000
Aggregate amount		60,000,000
Royalty Agreements [Member]
Statement [Line Items]
Non refundable amount		12,000,000
Receiving from investor	$ 60,000,000
Aggregate amount		$ 60,000,000
Description of royalty		Royalty Holder of US$1,500.00 per ounce of gold and US$10.00 per ounce of silver, respectively, for the life of the mine. If, in the future, spot prices exceed US$4,000.00 per ounce of gold or US$50.00 per ounce of silver, then the Group will share in 20% of the excess price for either metal. Additionally, the Group will retain a portion of the metal produced for recovery rates in excess of 60% for gold and 65% for silver
Sale of mineral property interest		$ 12,000,000	$ 15,500,000
ROU Assets[member]
Statement [Line Items]
Depreciation		$ 104,000	$ 192,000